Ivy Funds

Supplement dated July 2, 2013 to the

Ivy Funds Class R Shares Statement of Additional Information

dated December 18, 2012

and as supplemented January 18, 2013 and June 3, 2013

Effective July 2, 2013, Cynthia P. Prince-Fox assumed investment management responsibilities for Ivy Dividend Opportunities Fund.

The following replaces the disclosures regarding David P. Ginther and Cynthia P. Prince-Fox in the “Portfolio Managers — Portfolio Managers employed by IICO” section on pages 74 and 76, respectively:

The following tables provide information relating to the portfolio managers of each of the Funds as of March 31, 2013:

David P. Ginther — Ivy Energy Fund

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed*	6	2	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)*	$1,915.7	$82.8	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

*	This data includes Ivy Dividend Opportunities Fund (which Mr. Ginther managed until July 2, 2013).

Cynthia P. Prince-Fox — Ivy Balanced Fund

Ivy Dividend Opportunities Fund*

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed**	3	0	1
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)**	$1,990.0	$0	$69.9
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

*	Ms. Prince-Fox assumed investment management responsibilities for Ivy Dividend Opportunities Fund effective July 2, 2013.
**	This data does not include Ivy Dividend Opportunities Fund, since Ms. Prince-Fox was not the portfolio manager of Ivy Dividend Opportunities Fund on March 31, 2013.

The following replaces the disclosures regarding David P. Ginther and Cynthia P. Prince-Fox in the “Portfolio Managers — Portfolio Managers employed by IICO — Ownership of Securities” section on pages 77 and 78, respectively:

Ownership of Securities

As of March 31, 2013, the dollar range of shares beneficially owned by each portfolio manager is:

	Fund(s) Managed in the Ivy Family of Funds	Dollar Range of Fund Shares Owned	Dollar Range of Shares Owned in Similarly Managed Funds within the Fund Complex	Dollar Range of Shares Owned in the Fund Complex
David P. Ginther	Ivy Energy	$0	$100,001 to $500,000	over $	1,000,000
Cynthia P. Prince-Fox	Ivy Balanced	$0	over $1,000,000	over $	1,000,000
	Ivy Dividend Opportunities*	$0	$0

*	Ms. Prince-Fox assumed investment management responsibilities for Ivy Dividend Opportunities Fund effective July 2, 2013.

Supplement	Statement of Additional Information	1

The following replaces the disclosures regarding David P. Ginther and Cynthia P. Prince-Fox in the “Portfolio Managers — Portfolio Managers employed by IICO — Ownership of Securities” section on page 78:

With limited exceptions, a portion of each portfolio manager’s compensation is held in a deferred account, and deemed to be invested in funds within the Fund Complex. As of March 31, 2013, the dollar range of shares deemed owned by each portfolio manager is:

Manager	Fund(s) Managed in the Ivy Family of Funds	Dollar Range of Shares Deemed Owned in Fund(s) or Similarly Managed Style[1]	Dollar Range of Shares Deemed Owned in the Fund Complex
David P. Ginther	Ivy Energy	$10,001 to $50,000	$50,001 to $100,000
Cynthia P. Prince-Fox	Ivy Balanced	$500,001 to $1,000,000	$500,001 to $1,000,000
	Ivy Dividend Opportunities*	$0	$0

[1]	Shares deemed to be owned in any Fund or similarly managed style within the Fund Complex which is managed by the portfolio manager.
*	Ms. Prince-Fox assumed investment management responsibilities for Ivy Dividend Opportunities Fund effective July 2, 2013.

2	Statement of Additional Information	Supplement